SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Developing Markets Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 92.2%

Africa/Middle East - 8.3%

Israel - 1.9%
NICE, Ltd., ADR *	1,050	178,500

South Africa - 6.4%
Bid Corp., Ltd.	13,200	294,379
Bidvest Group, Ltd.	5,525	79,599
Naspers, Ltd.	1,425	227,710

		601,688

Asia - 66.0%

Australia - 2.7%
Atlassian Corp. *	450	90,679
Rio Tinto, PLC, ADR	2,475	157,509

		248,188

China/Hong Kong - 28.1%
AIA Group, Ltd.	21,400	174,486
Alibaba Group Holding, Ltd., ADR *	2,700	234,198
Baidu, Inc., ADR *	1,100	147,785
Budweiser Brewing Co. APAC, Ltd.	46,000	90,814
China International Capital Corp., Ltd.	58,400	107,091
China Mengniu Dairy Co., Ltd.	43,000	144,140
China Petroleum & Chemical Corp.	140,000	76,517
CSPC Pharmaceutical Group, Ltd.	192,400	141,027
ENN Energy Holdings, Ltd.	19,800	164,348
GDS Holdings, Ltd., ADR *	1,000	10,950
Hong Kong Exchanges & Clearing, Ltd.	5,100	190,559
JD.com, Inc.	542	7,966
JD.com, Inc., ADR	3,600	104,868
Jiumaojiu International Holdings, Ltd.	9,000	12,251
LK Technology Holdings, Ltd.	72,500	72,028
Meituan*	6,820	99,806
Ping An Insurance Group Co. of China, Ltd.	19,900	113,973
Sands China, Ltd. *	42,400	129,946
Sinopharm Group Co., Ltd.	44,900	130,154
Tencent Holdings, Ltd.	8,200	320,630
Trip.com Group, Ltd., ADR *	4,450	155,617

		2,629,154

India - 3.4%
HDFC Bank, Ltd., ADR	5,350	315,703

Indonesia - 2.3%
Astra International Tbk PT	176,000	70,890
XL Axiata Tbk PT	948,800	146,111

		217,001

Singapore - 6.9%
DBS Group Holdings, Ltd.	14,500	356,825
Flex, Ltd. *	4,000	107,920
Sea, Ltd, ADR *	1,225	53,839
Singapore Technologies Engineering, Ltd.	44,000	125,852

		644,436

South Korea - 10.9%
LG Chem, Ltd.	575	211,566
NAVER Corp.	450	67,197
Samsung Electronics Co., Ltd.	10,925	553,779

Name of Issuer	Quantity	Fair Value ($)

Shinhan Financial Group Co., Ltd.	7,200	189,951

		1,022,493

Taiwan - 9.9%
Cathay Financial Holding Co., Ltd.	88,784	122,530
Hon Hai Precision Industry Co., Ltd., GDR	23,700	150,969
Taiwan Semiconductor Co.	37,482	607,273
Taiwan Semiconductor Co., ADR	525	45,623

		926,395

Thailand - 1.8%
Bangkok Bank PCL	36,500	167,903

Europe - 1.2%

Netherlands - 1.2%
Prosus NV *	3,705	109,366

Latin America - 8.3%

Argentina - 2.5%
Globant SA *	1,175	232,474

Brazil - 1.8%
Ambev SA, ADR	21,575	55,663
Banco Bradesco SA	30,350	86,041
Lojas Renner SA	8,130	21,673

		163,377

Chile - 0.9%
Banco Santander Chile, ADR	4,700	86,198

Peru - 3.1%
Southern Copper Corp.	3,900	293,631

North America - 8.4%

Mexico - 2.7%
Fomento Economico Mexicano, ADR	1,575	171,911
Grupo Bimbo SAB de CV	16,000	76,918

		248,829

United States - 5.7%
Broadcom, Inc.	550	456,819
Skyworks Solutions, Inc.	775	76,407

		533,226

Total Common Stocks (cost: $7,172,943)		8,618,562

Investment Companies 4.6%
iShares MSCI India ETF (cost $293,382)	9,750	431,146

Short-Term Securities - 3.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.27% (cost $283,512)	283,512	283,512

Total Investments in Securities - 99.8% (cost $7,749,837)		9,333,220

Other Assets and Liabilities, net - 0.2%		14,193

Net Assets - 100.0%		$9,347,413

SEPTEMBER 30, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Developing Markets Growth Fund (Continued)

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Electronic Technology	23.3%
Finance	20.4
Technology Services	12.1
Retail Trade	8.8
Consumer Non-Durables	5.8
Non-Energy Minerals	4.8
Consumer Services	4.8
Health Technology	2.9
Producer Manufacturing	2.9
Process Industries	2.3
Utilities	1.7
Communications	1.6
Energy Minerals	0.8
Investment Companies	4.6
Short-Term Securities	3.0

99.8
Other Assets and Liabilities, net	0.2

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2023 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	232,474	—	—	232,474
Australia	248,188	—	—	248,188
Brazil	163,377	—	—	163,377
Chile	86,198	—	—	86,198
China/Hong Kong	2,629,154	—	—	2,629,154
India	315,703	—	—	315,703
Indonesia	217,001	—	—	217,001
Israel	178,500	—	—	178,500
Mexico	248,829	—	—	248,829
Netherlands	109,366	—	—	109,366
Peru	293,631	—	—	293,631
Singapore	644,436	—	—	644,436
South Africa	601,688	—	—	601,688
South Korea	1,022,493	—	—	1,022,493
Taiwan	926,395	—	—	926,395
Thailand	—	167,903	—	167,903
United States	533,226	—	—	533,226
Investment Companies	431,146	—	—	431,146
Short-Term Securities	283,512	—	—	283,512
Total:	9,165,317	167,903	—	9,333,220

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

SEPTEMBER 30, 2023	3